UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2009, is filed herewith.

First Eagle Global Fund

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

Number		Value
of Shares		(Note 1)
	Common and Preferred Stocks - 80.48%

	U.S. Common and Preferred Stocks - 25.86%

	Consumer Discretionary - 0.05%
241,530	Weyco Group, Inc.	$6,951,233
185,000	St. John Knits International Inc. (a)(e)	1,019,350
		7,970,583
	Energy - 2.85%
2,189,941	Apache Corporation	164,245,575
2,536,293	ConocoPhillips Company	120,550,006
3,975,644	San Juan Basin Royalty Trust (d)	79,592,393
1,008,530	Murphy Oil Corporation	44,556,855
1,970,290	Helmerich & Payne, Inc.	44,252,713
		453,197,542
	Financials - 1.74%
9,253,133	American Express	154,804,915
3,238,610	Willis Group Holdings Limited	80,187,984
2,544,770	Legg Mason, Inc.	40,869,006
		275,861,905
	Health Care - 1.04%
2,499,370	Wellpoint Inc. (a)	103,598,887
1,059,980	Johnson & Johnson	61,150,246
		164,749,133
	Holding Companies - 2.60%
4,599	Berkshire Hathaway Inc., Class ‘A’ (a)	411,619,698
2,485	J.G. Boswell Company (e)	1,167,950
		412,787,648
	Industrials - 4.59%
4,564,980	3M Company	245,550,274
10,768,581	Cintas Corporation (d)	244,985,218
1,474,890	Alliant Techsystems Inc. (a)	119,185,861
9,778,961	Blount International, Inc. (a)(d)	81,947,693
1,381,358	UniFirst Corporation	36,246,834
4,169	Conbraco Industries, Inc. (a)(d)(e)	875,490
		728,791,370
	Materials - 0.51%
1,655,620	Vulcan Materials Company	81,886,965

	Media - 1.22%
8,316,595	Comcast Corporation-Special Class ‘A’	115,434,339
3,013,150	Omnicom Group Inc.	78,010,454
34,924	Mills Music Trust (d)(e)	726,419
		194,171,212
	Paper and Forest Products - 2.71%
6,493,622	Rayonier Inc. (d)	191,172,232
3,987,548	Plum Creek Timber Company, Inc.	122,696,852
2,476,400	Weyerhaeuser Company	67,704,776
1,258,500	Deltic Timber Corporation (d)	49,798,845
		431,372,705
	Precious Metals - 1.72%
10,187,842	Newmont Mining Corporation Holding Company	273,481,461

	Real Estate - 0.01%
137,410	Price Legacy Corporation Pfd., Series ‘A’ (e)	996,222
192,250	LandCo LLC (a)(e)(f)(g)	669,030
21,124	Security Capital European Realty (a)(e)(f)(g)	—
		1,665,252
	Retail - 2.74%
2,572,580	Costco Wholesale Corporation	115,843,277

See Notes to Schedule of Investments

6,483,956	Barnes & Noble, Inc. (d)	106,466,558
4,463,150	The Home Depot Inc.	96,091,620
3,137,500	Tiffany & Company	65,103,125
1,111,175	Wal-Mart Stores, Inc.	52,358,566
		435,863,146
	Technology and Telecommunications - 3.18%
11,770,017	Microsoft Corporation	201,267,291
5,821,360	Linear Technology Corporation	136,336,251
6,694,310	Intel Corporation	86,356,599
5,391,150	Cisco Systems Inc. (a)	80,705,516
		504,665,657
	Utilities - 0.90%
4,440,260	IDACORP, Inc. (d)	129,255,969
335,000	CalEnergy Capital Trust 6.5% Conv. Pfd. (e)	13,400,000
		142,655,969
	Total U.S. Common and Preferred Stocks (Cost: $5,189,152,040)	4,109,120,548

	International Common and Preferred Stocks - 54.62%

	Belgium - 0.05%
2,038,231	Deceuninck (d)	7,020,778

	Brazil - 0.32%
2,323,870	Petroleo Brasileiro SA ADR	50,335,024

	Canada - 0.07%
2,628,490	Harry Winston Diamond Corporation	10,388,363

	Chile - 0.08%
7,600,803	Quinenco SA	12,626,942

	France - 12.72%
7,082,902	Sodexo	360,201,363
5,985,467	Sanofi-Aventis	337,884,631
3,039,356	Neopost SA (d)	245,442,364
5,398,259	Essilor International SA	206,544,608
5,821,523	Carrefour SA	199,704,975
5,361,738	Rémy Cointreau SA (d)	143,115,621
1,890,197	Air Liquide	138,047,348
2,307,233	Société BIC SA	124,085,289
2,554,751	Wendel (d)	99,776,432
980,850	Total SA	49,202,951
541,213	Guyenne et Gascogne SA (d)	45,046,508
63,019	Société Sucrière de Pithiviers-le-Vieil (d)	38,330,516
165,085	Robertet SA	16,065,741
42,252	Robertet SA C.I. (e)	2,871,823
104,457	Gaumont SA	6,068,563
385,000	Sabeton SA (d)	5,891,260
69,500	NSC Groupe (d)	2,313,863
		2,020,593,856
	Germany - 1.63%
2,682,756	Fraport AG	100,825,140
1,172,304	Pfeiffer Vacuum Technology AG (d)	59,414,930
877,242	Hornbach Holding AG Pfd.	53,918,799
1,337,532	Bertelsmann AG (j)	25,348,102
386,842	Hornbach Baumarkt AG	12,160,871
613,028	Tognum AG	6,813,646
		258,481,488
	Hong Kong - 1.55%
52,798,100	The Wharf (Holdings) Limited	132,766,316
12,693,580	Guoco Group Limited	73,659,987
23,404,770	Shaw Brothers (Hong Kong) Limited (d)	39,235,820
20,738,780	City e-Solutions Limited (d)(e)	1,203,457
		246,865,580
	Italy - 1.51%
18,139,395	Italcementi S.p.A. RNC	106,498,058
4,682,069	Italcementi S.p.A.	44,036,132
1,734,972	Italmobiliare S.p.A. RNC	43,321,814
1,021,137	Italmobiliare S.p.A.	35,944,985
3,068,973	Gewiss S.p.A.	10,394,373
		240,195,362

See Notes to Schedule of Investments

	Japan - 24.76%
9,712,830	Secom Company, Limited	413,012,864
4,053,720	SMC Corporation (d)	368,212,336
5,524,780	FANUC Limited	335,785,594
64,994,300	Aioi Insurance Company, Limited (d)	324,121,405
7,671,720	Astellas Pharma Inc.	293,768,763
5,211,900	Ono Pharmaceutical Company, Limited	275,577,726
1,470,690	Keyence Corporation	271,922,535
7,086,170	Shimano Inc. (d)	244,527,489
10,903,760	Toho Company, Limited (d)	194,079,281
14,581,600	THK Company, Limited (d)	188,123,498
14,646,430	MISUMI Group Inc. (d)	168,417,234
1,579,510	Hirose Electric Company, Limited	150,680,700
10,972,000	Kirin Holdings Company, Limited	139,844,604
4,567,060	Canon Inc.	125,824,829
14,391,850	Sompo Japan Insurance Inc.	91,956,608
3,501,380	Chofu Seisakusho Company, Limited (d)	78,146,234
5,147,000	T. Hasegawa Company, Limited (d)	65,601,547
2,816,100	Meitec Corporation (d)	44,419,365
3,461,892	Nissin Healthcare Food Service Company, Limited	38,844,405
1,505,600	Shimachu Company, Limited	32,480,134
1,725,100	Ariake Japan Company, Limited (d)	31,204,848
2,002,100	Seikagaku Corporation	22,174,982
2,567,150	NIPPONKOA Insurance Company, Limited	21,432,209
175,240	Mabuchi Motor Company, Limited	6,690,858
678,970	Aderans Company, Limited	5,419,063
188,760	Shoei Company, Limited	1,540,169
		3,933,809,280
	Malaysia - 0.63%
98,012,905	Genting Berhad	99,982,672

	Mexico - 0.55%
9,745,693	Industrias Peñoles, SAB de C.V.	87,783,710

	Netherlands - 0.37%
2,199,913	Heineken Holding NV	58,987,737

	Panama - 0.13%
2,036,652	Banco Latinoamericano de Exportaciones SA ADR	21,364,479

	Singapore - 0.44%
4,246,220	United Overseas Bank Limited	33,406,241
12,704,120	Fraser & Neave Limited	24,229,572
13,467,250	ComfortDelgro Corporation Limited	13,020,883
20,890	UOL Group Limited	27,115
		70,683,811
	South Africa - 2.58%
28,654,070	Gold Fields Limited ADR	301,154,276
749,210	Gold Fields Limited	7,937,141
7,540,927	Harmony Gold Mining Company, Limited ADR (a)	88,982,939
1,000,000	Harmony Gold Mining Company, Limited (a)	11,772,755
		409,847,111
	South Korea - 0.94%
384,890	Samsung Electronics Company, Limited Pfd.	85,090,932
51,900	Lotte Confectionery Company, Limited	45,707,814
39,989	Nam Yang Dairy Products Company, Limited (d)	13,507,447
1,196,320	Daeduck GDS Company, Limited (d)	4,205,677
429,740	Daeduck Electronics Company, Limited	1,023,265
		149,535,135
	Switzerland - 4.56%
3,783,070	Pargesa Holding SA	243,937,444
5,417,450	Nestlé SA	187,770,663
2,498,806	Kuehne & Nagel International AG	137,954,353
4,280	Lindt & Spruengli AG	82,590,986
40,274	Lindt & Spruengli AG PC	65,835,005
39,740	Edipresse SA	6,815,020
		724,903,471
	Thailand - 0.40%
26,375,300	Bangkok Bank Public Company Limited NVDR	54,673,603
448,850	Bangkok Bank Public Company Limited	956,092

See Notes to Schedule of Investments

577,000		The Oriental Hotel Public Company, Limited	8,314,739
			63,944,434
		United Kingdom - 1.33%
18,196,000		Fresnillo Plc	93,135,247
23,259,489		Home Retail Group Plc	69,097,433
2,714,983		Anglo American Plc	49,627,537
			211,860,217
		Total International Common and Preferred Stocks (Cost: $10,575,023,147)	8,679,209,450
		Total Common and Preferred Stocks (Cost: $15,764,175,187)	12,788,329,998

Ounces
		Commodity - 7.29%
1,249,002		Gold bullion (a) (Cost: $693,749,790)	1,159,198,639

Principal Amount
		Notes and Bonds - 6.88%

		U.S. Notes and Bonds - 3.05%

		U.S. Government Obligations - 2.09%
	$117,928,864	U.S. Treasury Inflation Index Note 1.875% due 7/15/2013 (h)	117,413,043
133,255,087		U.S. Treasury Inflation Index Note 2.375% due 4/15/2011 (h)	134,046,356
79,599,093		U.S. Treasury Inflation Index Note 4.25% due 1/15/2010 (h)	80,395,164
			331,854,563
		U.S. Corporate Bonds - 0.96%
4,910,000		American Standard Companies Inc. 8.25% due 6/1/2009	4,938,016
2,810,655		Avis Budget Car Rental LLC 7.625% due 5/15/2014	885,356
5,467,000		Bausch & Lomb Inc. 7.125% due 8/1/2028 (e)	2,514,820
28,930,000		Blount International, Inc. 8.875% due 8/1/2012	27,772,800
6,900,000		Briggs & Stratton Corporation 8.875% due 3/15/2011	6,727,500
13,500,000		GATX Corporation 8.875% due 6/1/2009	13,387,113
11,000,000		Level 3 Financing, Inc. 9.25% due 11/1/2014	8,030,000
5,000,000		Pulte Homes, Inc. 5.20% due 2/15/2015	3,875,000
30,962,000		Pulte Homes, Inc. 7.875% due 8/1/2011	29,104,280
12,721,000		Pulte Homes, Inc. 8.125% due 3/1/2011	12,021,345
12,522,000		Sirius Satellite Radio Inc. 9.625% due 8/1/2013	2,817,450
3,500,000		Toys ‘R’ Us, Inc. 7.625% due 8/1/2011	1,474,375
57,142,000		Tronox Worldwide LLC 9.50% due 12/1/2012 (i)	8,285,590
28,622,000		Valassis Communications, Inc 8.25 due 3/1/2015	7,370,165
12,554,000		Yankee Acquisition Corporation 8.50% due 2/15/2015	6,088,690
22,554,000		Yankee Acquisition Corporation 9.75% due 2/15/2017	9,359,910
16,000,000		Yankee Candle Company Term Loan 3.264% due 2/16/2014	8,720,000
			153,372,410
		Total U.S. Notes and Bonds (Cost: $588,953,306)	485,226,973

		International Notes and Bonds - 3.83%

		International Government Bonds - 2.84%

		France - 0.48%
EUR	55,893,817	Republic of France O.A.T. I/L 3.00% due 7/25/2012 (h)	75,248,468

		Japan - 0.14%
JPY	2,227,353,000	Japan Government CPI Linked 1.40% due 6/10/2018 (h)	22,118,197

		Singapore - 1.42%
SGD	52,947,000	Singapore Government 2.375% due 10/1/2009	35,513,392
SGD	60,827,000	Singapore Government 3.625% due 7/1/2011	42,931,000
SGD	211,030,000	Singapore Government 4.625% due 7/1/2010	147,619,122
			226,063,514

		South Korea - 0.10%
KRW	22,647,030,000	Korean Treasury ILB 2.75% due 3/10/2017 (h)	15,784,927

		Taiwan - 0.70%
TWD	1,767,500,000	Taiwan Government 2.00% due 7/20/2012	54,432,369
TWD	1,826,000,000	Taiwan Government 2.375% due 1/16/2013	57,285,650
			111,718,019
		International Corporate Bonds - 0.99%

		Canada - 0.03%
USD	33,260,000	Canwest Mediaworks LP 9.25% due 8/1/2015 (b)	4,989,000

		France - 0.38%
EUR	12,000,000	FINEL 9.50% due 6/30/2017 (a)(e)(f)(g)(i)	7,682,999
EUR	15,000,000	FINEL 9.50% due 10/15/2017 (a)(e)(f)(g)(i)	9,603,749
USD	7,938,000	Lafarge SA 6.50% due 7/15/2016	5,212,607
USD	2,000,000	Legrand SA 8.50% due 2/15/2025	1,579,194
EUR	12,050,000	Wendel 4.375% due 8/9/2017	8,359,061

See Notes to Schedule of Investments

EUR	10,000,000	Wendel 4.875% due 9/21/2015	7,636,901
EUR	3,500,000	Wendel 4.875% due 5/26/2016	2,435,378
EUR	15,471,000	Wendel 5.00% due 2/6/2011	17,266,159
			59,776,048
		Ireland - 0.01%
EUR	13,650,000	Waterford Wedgwood Plc 9.875% due 12/1/2010 (b)(i)	1,922,671

		Jersey Channel Islands - 0.01%
EUR	2,500,000	Independent News & Media Plc 5.75% due 5/17/2009	2,448,956

		Netherlands - 0.47%
EUR	43,200,000	UPC Holding BV 7.75% due 1/15/2014 (c)	47,849,721
EUR	23,710,000	UPC Holding BV 8.625% due 1/15/2014 (c)	27,172,784
			75,022,505
		Norway - 0.06%
USD	5,500,000	Bergen Bank Floating Rate Perpetual Notes, 3.25% @ 1/31/2009	2,233,000
USD	10,000,000	Christiania Bank Floating Rate Perpetual Notes, 2.7825% @ 1/31/2009	4,010,000
USD	3,170,000	Den Norske Bank Floating Rate Perpetual Notes, 2.50% @ 1/31/2009	1,145,638
USD	3,500,000	Den Norske Bank Floating Rate Perpetual Notes, 3.275% @ 1/31/2009	1,378,419
			8,767,057
		United Kingdom - 0.03%
GBP	3,000,000	Marks & Spencer Group Plc 6.375% due 11/7/2011	4,281,606

		Total International Notes and Bonds (Cost: $678,305,872)	608,140,968

		Total Notes and Bonds (Cost: $1,267,259,178)	1,093,367,941

		U.S. Commercial Paper - 4.84%
	$9,212,000	AT&T 0.15% due 2/3/2009	9,211,923
	34,196,000	CME Group Inc. 0.25% due 2/12/2009	34,193,388
	25,000,000	The Clorox Company 1.20% due 3/3/2009	24,975,000
	11,393,000	The Clorox Company 1.50% due 2/5/2009	11,391,101
	22,500,000	ConocoPhillips Company 0.15% due 2/2/2009	22,499,906
	7,629,000	ConocoPhillips Company 0.17% due 2/2/2009	7,628,964
	27,500,000	ConocoPhillips Company 0.20% due 2/4/2009	27,499,542
	67,899,000	ConocoPhillips Company 0.22% due 2/9/2009	67,895,681
	5,461,000	ConocoPhillips Company 0.27% due 2/3/2009	5,460,918
	21,107,000	ConocoPhillips Company 0.35% due 2/3/2009	21,106,590
	15,524,000	ConocoPhillips Company 0.38% due 2/4/2009	15,523,509
	23,500,000	H.J. Heinz Company 1.10% due 2/18/2009	23,487,793
	23,900,000	H.J. Heinz Company 1.15% due 3/2/2009	23,877,859
	20,405,000	H.J. Heinz Company 1.15% due 3/3/2009	20,385,445
	75,000,000	H.J. Heinz Company 1.15% due 3/4/2009	74,925,729
	30,000,000	H.J. Heinz Company 1.25% due 2/13/2009	29,987,500
	50,000,000	Hewlett-Packard Company 0.15% due 2/23/2009	49,995,417
	20,000,000	Hewlett-Packard Company 0.20% due 3/2/2009	19,996,778
	7,508,000	ITT Corporation 1.30% due 2/17/2009	7,503,662
	50,000,000	Johnson & Johnson 0.07% due 2/18/2009	49,998,347
	27,998,000	Nestlè Capital Corporation 0.10% due 2/2/2009	27,997,922
	75,000,000	PepsiCo Inc. 0.07% due 2/2/2009	74,999,854
	25,000,000	Philip Morris USA Inc. 0.18% due 2/17/2009	24,998,000
	21,632,000	Philip Morris USA Inc. 0.25% due 2/9/2009	21,630,798
	45,650,000	Philip Morris USA Inc. 0.35% due 2/18/2009	45,642,455
	27,000,000	Sara Lee Corporation 0.55% due 2/3/2009	26,999,175
		Total U.S. Commercial Paper (Cost: $769,813,256)	769,813,256

		Total Investments - 99.49% (Cost: $18,494,997,411)	15,810,709,834

		Other Assets in Excess of Liabilities - 0.51%	80,701,801

		Net Assets - 100.00%	$15,891,411,635

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S. or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)	Security is deemed illiquid. At January 31, 2009, the value of these securities amounted to $42,731,309 or 0.27% of net assets.
(f)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2009, the value of these securities amounted to $17,955,778 or 0.11% of net assets.

(g)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $17,955,778 or 0.11% of net assets.
(h)	Inflation protected security.
(i)	Defaulted security.
(j)	Participation certificate security - A type of investment with a combination of share and bond-like features. This security does not come with voting rights.

See Notes to Schedule of Investments

ADR - American Depository Receipt
NVDR - Non-Voting Depository Receipt
RNC - Represents non-voting shares
ILB - Inflation Linked Bond

Foreign Currencies
EUR - Euro
GBP - Pound sterling
JPY - Japanese yen
KRW - Korean won
SGD - Singapore dollar
TWD - Taiwan dollar
USD - United States dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Equities
Consumer Discretionary	0.05%
Energy	2.85
Financials	1.74
Health Care	1.04
Holding Companies	2.60
Industrials	4.59
Materials	0.51
Media	1.22
Paper and Forest Products	2.71
Precious Metals	1.72
Real Estate	0.01
Retail	2.74
Technology and Telecommunications	3.18
Transportation	0.90
Total	25.86
International Equities
Consumer Discretionary	5.03
Consumer Staples	7.17
Energy	0.63
Financials	3.45
Health Care	7.15
Holding Companies	3.51
Industrials	12.45
Materials	2.79
Media	1.71
Precious Metals	4.03
Retail	1.06
Technology and Telecommunications	4.06
Transportation	1.58
Total	54.62
Commodity	7.29
U.S. Bonds
Consumer Discretionary	0.48
Financials	0.08
Government Issues	2.09
Health Care	0.02
Industrials	0.21
Materials	0.05
Media	0.06
Retail	0.01
Technology and Telecommunications	0.05
Total	3.05
International Bonds
Consumer Discretionary	0.01
Financials	0.06

See Notes to Schedule of Investments

Government Issues	2.84
Holding Companies	0.22
Materials	0.03
Media	0.52
Paper and Forest Products	0.11
Retail	0.03
Technology and Telecommunications	0.01
Total	3.83
Commercial Paper
U.S Commercial Paper	4.84
Total Investments	99.49%

See Notes to Schedule of Investments

Affiliated Securities

	Shares	Gross	Gross	Shares	Market Value	Realized	Dividend
	October 31, 2008	Additions	Reductions	January 31, 2009	January 31, 2009	Loss	Income
Aioi Insurance Company, Limited	64,994,300	—	—	64,994,300	$324,121,405	—	—
Ariake Japan Company, Limited	1,725,100	—	—	1,725,100	31,204,848	—	—
Barnes & Noble, Inc.	6,483,956	—	—	6,483,956	106,466,558	—	$1,620,989
Blount International, Inc.	9,778,961	—	—	9,778,961	81,947,693	—
Chofu Seisakusho Company, Limited	3,501,380	—	—	3,501,380	78,146,234	—	503,262
Cintas Corporation	10,059,141	709,440	—	10,768,581	244,985,218	—	—
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,203,457	—	—
Conbraco Industries Inc.	4,169	—	—	4,169	875,490	—	—
Daeduck GDS Company, Limited	1,392,790	—	196,470	1,196,320	4,205,677	$(1,632,048)	—
Deceuninck	2,210,071	—	171,840	2,038,231	7,020,778	(4,949,398)	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	49,798,845	—	94,387
Guyenne et Gascogne SA	541,213	—	—	541,213	45,046,508	—	—
IDACORP, Inc.	4,440,260	—	—	4,440,260	129,255,969	—	1,332,078
Meitec Corporation	3,663,695	110,400	957,995	2,816,100	44,419,365	(13,397,444)	—
Mills Music Trust	34,924	—	—	34,924	726,419	—	18,754
MISUMI Group Inc.	14,646,430	—	—	14,646,430	168,417,234	—	—
Nam Yang Dairy Products Company, Limited	39,989	—	—	39,989	13,507,447	—
Neopost SA	3,039,356	—	—	3,039,356	245,442,364	—	5,059,570
NSC Groupe	70,650	—	1,150	69,500	2,313,863	(121,438)	—
Pfeiffer Vacuum Technology AG	1,172,304	—	—	1,172,304	59,414,930	—	—
Rayonier Inc.	5,905,362	588,260	—	6,493,622	191,172,232	—	2,952,681
Rémy Cointreau SA	5,361,738	—	—	5,361,738	143,115,621	—	—
Sabeton SA	385,000	—	—	385,000	5,891,260	—	—
San Juan Basin Royalty Trust	4,218,754	—	243,110	3,975,644	79,592,393	(2,444,034)	1,625,494
Shaw Brothers (Hong Kong) Limited	23,404,770	—	—	23,404,770	39,235,820	—	150,969
Shimano Inc.	7,086,170	—	—	7,086,170	244,527,489	—	2,218,902
SMC Corporation	4,053,720	—	—	4,053,720	368,212,336	—	—
Société Sucrière de Pithiviers-le-Vieil	63,019	—	—	63,019	38,330,516	—	—
T. Hasegawa Company, Limited	5,147,000	—	—	5,147,000	65,601,547	—	—
THK Company, Limited	14,581,600	—	—	14,581,600	188,123,498	—	—
Toho Company, Limited	13,084,120	—	2,180,360	10,903,760	194,079,281	(7,697,670)	—
Wendel	2,554,751	—	—	2,554,751	99,776,432	—	—
Total					$3,296,178,727	$(30,242,032)	$15,577,086

Restricted Securities

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
FINEL 9.50% due 6/30/2017	6/22/2005	$14,474,400	$0.64
FINEL 9.50% due 10/15/2017	10/11/2005	18,067,500	0.64
LandCo LLC	9/6/2006	669,030	3.48

Foreign Forward Currency Contracts

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	January 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2009	January 31, 2009	January 31, 2009
6/17/2009	41,382,708,000	Japanese yen	$443,012,632	$461,935,336	—	$(18,922,704)
6/17/2009	72,740,914,000	Japanese yen	797,502,469	810,962,913	—	(13,460,444)
7/15/2009	1,429,211,000	Euro	1,899,586,254	1,826,689,503	$72,896,751	—
7/15/2009	109,663,000	Pound sterling	166,604,166	158,421,920	8,182,246	—
7/15/2009	65,803,000	Swiss franc	59,123,868	56,796,456	2,327,412	—
			$3,365,829,389	$3,314,806,128	$83,406,409	$(32,383,148)

First Eagle Overseas Fund

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

Number		Value
of Shares		(Note 1)
	Common and Preferred Stocks - 77.99%

	Australia - 0.26%
9,217,342	Spotless Group Limited	$14,943,981

	Belgium - 0.12%
1,965,397	Deceuninck (d)	6,769,898

	Brazil - 0.81%
2,178,264	Petroleo Brasiliero SA ADR	47,181,198

	Canada - 0.83%
1,015,250	EnCana Corporation	45,016,185
864,070	Harry Winston Diamond Corporation	3,414,992
		48,431,177
	Chile - 0.69%
24,062,197	Quinenco SA	39,973,666

	Commonwealth of Independent States - 0.00%
100,000	First NIS Regional Fund SICAV (a)(e)(f)(g)	50,000

	France - 13.13%
3,250,214	Sodexo	165,289,808
1,844,693	Sanofi-Aventis	104,134,467
1,002,820	Neopost SA	80,982,455
1,492,745	Rémy Cointreau SA	39,844,380
713,623	Société BIC SA	38,379,356
979,653	Essilor International SA	37,482,834
730,480	Total SA	36,643,495
474,829	Air Liquide SA	34,678,335
870,478	Wendel	33,996,734
563,378	Laurent-Perrier (d)	31,741,841
900,000	Frégate (a)(e)(f)(g)	28,811,248
39,143	Société Sucrière de Pithiviers-le Vieil (d)	23,808,239
236,140	Robertet SA (d)	22,980,671
51,500	Robertet SA C.I. (e)	3,500,400
364,373	Gaumont SA (d)	21,168,716
540,680	Zodiac SA	19,620,935
438,430	Société Foncière Financière et de Participations	15,146,830
372,678	Carrefour SA	12,784,567
120,246	Guyenne et Gascogne SA	10,008,375
100,000	Sabeton SA	1,530,197
1,000	Société Vermandoise de Sucreries	1,280,500
3,593,581	FINEL (a)(d)(e)(f)(g)(i)	—
		763,814,383
	Germany - 3.54%
915,140	Pfeiffer Vacuum Technology AG (d)	46,381,296
1,009,255	Fraport AG	37,930,500
581,442	Hornbach Holding AG Pfd.	35,737,749
2,047,306	Deutsche Wohnen AG (a)(d)	29,912,172
1,358,769	Bertelsmann AG (k)	25,750,573
2,215,495	Tognum AG	24,624,649
76,207	Axel Springer AG	5,415,860
		205,752,799

See Notes to Schedule of Investments

	Hong Kong - 2.52%
18,823,590	Wharf Holdings Limited	$47,333,876
7,966,340	Guoco Group Limited	46,228,132
15,571,620	Shaw Brothers (Hong Kong) Limited	26,104,306
7,000,000	Hopewell Holdings Limited	23,243,968
4,102,000	SmarTone Telecommunications Holdings Limited	3,157,948
10,851,720	City e-Solutions Limited (e)	629,718
		146,697,948
	Italy - 1.72%
7,315,306	Italcementi S.p.A. RNC	42,948,835
1,197,736	Italmobiliare S.p.A. RNC	29,907,166
165,635	Italmobiliare S.p.A.	5,830,508
6,280,304	Gewiss S.p.A. (d)	21,270,901
		99,957,410
	Japan - 34.41%
5,133,700	Shimano Inc. (d)	177,152,224
2,528,100	Ono Pharmaceutical Company, Limited	133,672,566
2,725,600	Secom Company, Limited	115,899,059
2,973,720	Astellas Pharma Inc.	113,870,950
20,785,230	Nissay Dowa General Insurance Company (d)	112,215,023
1,231,500	SMC Corporation	111,861,079
564,600	Keyence Corporation	104,391,451
1,360,500	FANUC Limited	82,688,596
15,519,800	Aioi Insurance Company, Limited	77,396,008
11,702,810	Sompo Japan Insurance Inc.	74,775,009
619,380	Hirose Electric Company, Limited	59,087,066
1,838,970	Canon Inc.	50,664,560
4,305,870	MISUMI Group Inc.	49,512,592
2,832,150	Nitto Kohki Company, Limited (d)	47,131,566
2,022,800	Chofu Seisakusho Company, Limited (d)	45,146,257
2,492,000	Toho Company, Limited	44,355,852
3,452,591	T. Hasegawa Company, Limited (d)	44,005,306
6,512,500	Japan Wool Textile Company, Limited (d)	43,278,928
9,513,700	Okumura Corporation	41,195,851
4,226,650	NIPPONKOA Insurance Company, Limited	35,286,776
2,538,900	THK Company, Limited	32,755,442
5,453,000	Kansai Paint Company, Limited	27,922,079
2,376,980	Daiichikosho Company, Limited	26,406,479
1,443,600	Ariake Japan Company, Limited	26,112,874
2,181,200	Seikagaku Corporation	24,158,669
1,524,600	Meitec Corporation	24,048,068
1,670,400	Fuji Seal International, Inc. (d)	24,004,969
936,347	Mandom Corporation	23,503,785
2,535,900	Yomeishu Seizo Company, Limited (d)	22,977,933
2,068,330	Maezawa Kasei Industries Company, Limited (d)	20,375,934
1,717,756	Nissin Healthcare Food Service Company, Limited	19,274,203
853,360	Icom Inc. (d)	18,589,921
3,005,000	OSG Corporation	18,531,419
823,560	As One Corporation	17,876,574
1,058,246	Matsumoto Yushi-Seiyaku Company, Limited (d)	17,316,432
798,380	Chudenko Corporation	14,015,086
2,572,675	The Tokushima Bank Limited	13,402,481
629,002	Nagaileben Company, Limited	13,051,258
303,200	Mabuchi Motor Company, Limited	11,576,513
507,106	SK Kaken Company, Limited	11,430,842
100,000	ASAHI Broadcasting Corporation	10,240,997
304,600	Shimachu Company, Limited	6,571,100
1,223,670	Sansei Yusoki Company, Limited (d)	6,238,558
1,424,100	Shingakukai Company, Limited (d)	4,137,475
312,785	Shoei Company, Limited	2,552,139

See Notes to Schedule of Investments

57,900	Doshisha Corporation, Limited	$774,062
33,000	Sonton Food Industry Company, Limited	201,670
		2,001,633,681
	Malaysia - 0.61%
35,046,240	Genting Berhad	35,750,565

	Mexico - 0.55%
3,552,612	Industrias Peñoles SAB de C.V.	31,999,927

	Netherlands - 0.84%
496,018	Hal Trust NV	30,074,400
698,529	Heineken Holding NV	18,730,125
		48,804,525
	New Zealand - 0.06%
5,750,000	Tasman Farms (a)(d)(e)	3,265,079

	Panama - 0.26%
1,461,723	Banco Latinoamericano de Exportaciones SA ADR	15,333,474

	Singapore - 2.82%
23,149,730	Haw Par Corporation Limited (d)	58,408,974
3,733,120	United Overseas Bank Limited	29,369,535
27,917,700	Singapore Airport Terminal Services Limited	25,328,465
9,974,000	Fraser & Neave Limited	19,022,628
17,549,625	ComfortDelgro Corporation Limited	16,967,950
11,657,433	UOL Group Limited	15,131,001
		164,228,553
	South Africa - 1.89%
8,156,160	Gold Fields Limited ADR	85,721,242
2,073,780	Harmony Gold Mining Company, Limited ADR (a)	24,470,604
		110,191,846
	South Korea - 2.73%
263,014	Samsung Electronics Company, Limited Pfd.	58,146,760
33,070	Lotte Confectionery Company, Limited	29,124,420
120,620	Nong Shim Company, Limited	17,529,943
39,708	Nong Shim Holdings Company, Limited	1,559,998
939,030	Fursys Inc. (d)	13,340,815
494,900	Hankuk Paper Manufacturing Company, Limited (d)	8,752,943
117,880	Pacific Corporation	7,980,568
22,950	Nam Yang Dairy Products Company, Limited	7,752,030
28,850	Nam Yang Dairy Products Company, Limited Pfd.	4,600,609
1,182,040	Dong Ah Tire & Rubber Company, Limited	5,389,266
786,340	Daeduck GDS Company, Limited	2,764,388
296,024	Sam-A Pharmaceutical Company, Limited	921,587
301,000	Daeduck Electronics Company, Limited	716,719
231,360	Daekyo Company, Limited Pfd.	413,382
		158,993,428
	Switzerland - 4.99%
2,111,661	Pargesa Holding SA	136,162,743
2,260,150	Nestlé SA	78,337,569
883,476	Kuehne & Nagel International AG	48,775,039
1,072	Lindt & Spruengli AG	20,686,340
35,000	Edipresse SA	6,002,157
		289,963,848
	Taiwan - 1.08%
65,598,907	Compal Electronics Inc.	33,006,968
19,342,980	Taiwan Secom Company, Limited	24,274,108
12,966,228	Taiwan-Sogo Shinkong Security Company, Limited	5,520,419
		62,801,495

See Notes to Schedule of Investments

		Thailand - 1.66%
	472,853,995	Thai Beverage Public Company Limited	$61,061,905
	14,789,489	Bangkok Bank Public Company Limited NVDR	30,657,268
	496,220	Bangkok Bank Public Company Limited	1,056,995
	250,000	The Oriental Hotel Public Company, Limited	3,602,573
			96,378,741
		United Kingdom - 1.35%
	2,986,700	Spirax-Sarco Engineering Plc	35,986,520
	8,581,094	Home Retail Group	25,492,029
	892,218	Anglo American Plc	16,308,972
	656,219	Chrysalis Group Plc (a)	563,751
			78,351,272
		United States - 1.12%
	1,522,583	Newmont Mining Corporation Holding Company	60,568,352
	34,500	Third Avenue Global Value Fund L.P. (a)(e)(f)	4,420,389
	14,083	Security Capital European Realty (a)(e)(g)	—
			64,988,741

		Total Common and Preferred Stocks (Cost: $4,809,916,675)	4,536,257,635
Ounces
		Commodity - 9.22%
	577,779	Gold bullion (a) (Cost: $293,104,679)	536,236,360
Principal
Amount
		International Bonds - 3.11%
		International Government Bonds - 1.36%
		France - 0.36%
EUR	15,387,994	Republic of France O.A.T. I/L 3.00% due 7/25/2012 (h)	20,716,477

		Singapore - 0.76%
SGD	20,033,000	Singapore Government 2.375% due 10/1/2009	13,436,829
SGD	11,564,000	Singapore Government 3.625% due 7/1/2011	8,161,739
SGD	32,082,000	Singapore Government 4.625% due 7/1/2010	22,441,912
			44,040,480
		Taiwan - 0.24%
TWD	462,700,000	Taiwan Government 2.00% due 7/20/2012	14,249,424

		International Corporate Bonds - 1.75%
		Argentina - 0.02%
USD	1,000,000	YPF Sociedad Anonima SA 9.125% due 2/24/2009	995,000

		Canada -0.36%
USD	10,000,000	Canwest Mediaworks LP 9.250% due 8/1/2015 (b)	1,500,000
USD	47,142,000	Catalyst Paper Corporation 7.375% due 3/1/2014	17,206,830
USD	5,000,000	Catalyst Paper Corporation 8.625% due 6/15/2011	2,350,000
			21,056,830
		France - 0.47%
EUR	8,000,000	FINEL 9.50% due 6/30/2017 (a)(e)(f)(g)(j)	5,122,000
EUR	10,000,000	FINEL 9.50% due 10/15/2017 (a)(e)(f)(g)(j)	6,402,500
EUR	2,829,000	Lafarge SA 6.50% due 7/15/2016	1,857,705
EUR	2,000,000	Legrand SA 8.50% due 2/15/2025	1,579,194
EUR	6,256,000	Wendel 4.875% due 11/4/2014	4,703,754
EUR	1,950,000	Wendel 4.875% due 9/21/2015	1,489,196
EUR	5,562,000	Wendel 5.00% due 2/16/2011	6,207,380
			27,361,729

See Notes to Schedule of Investments

		Ireland - 0.05%
EUR	22,300,000	Waterford Wedgwood Plc 9.875% due 12/1/2010 (a)(b)(j)	3,141,066

		Jersey Channel Islands - 0.09%
EUR	5,500,000	Independent News & Media Plc 5.750% due 5/17/2009	5,387,703

		Netherlands - 0.73%
EUR	24,600,000	UPC Holding BV 7.75% due 1/15/2014 (c)	27,247,758
EUR	13,340,000	UPC Holding BV 8.625% due 1/15/2014 (c)	15,288,273
			42,536,031
		United Kingdom - 0.03%
GBP	1,000,000	Marks & Spencer 6.375% due 11/7/2011	1,427,202

		Total International Bonds (Cost: $249,601,656)	180,911,942

		U.S. Commerical Paper - 9.01%
	$1,607,000	The Clorox Company 1.50% due 2/5/2009	1,606,732
	57,596,000	ConocoPhillips Company 0.17% due 2/2/2009	57,595,728
	39,539,000	ConocoPhillips Company 0.27% due 2/3/2009	39,538,407
	17,866,000	ConocoPhillips Company 0.27% due 2/9/2009	17,864,928
	43,835,000	ConocoPhillips Company 0.35% due 2/3/2009	43,834,148
	37,608,000	ConocoPhillips Company 0.38% due 2/4/2009	37,606,809
	50,000,000	Hewlett-Packard Company 0.15% due 2/23/2009	49,995,417
	28,616,000	H.J. Heinz Company 1.00% due 2/27/2009	28,595,333
	23,500,000	H.J. Heinz Company 1.10% due 2/18/2009	23,487,793
	18,250,000	H.J. Heinz Company 1.15% due 3/5/2009	18,231,344
	9,380,000	ITT Corporation 2.25% due 2/9/2009	9,375,310
	50,000,000	Johnson & Johnson 0.07% due 2/18/2009	49,998,347
	20,000,000	Moody’s Corporation 0.57% due 2/2/2009	19,999,683
	75,000,000	PepsiCo Inc. 0.07% due 2/2/2009	74,999,854
	25,000,000	Philip Morris USA Inc. 0.18% due 2/17/2009	24,998,000
	4,350,000	Philip Morris USA Inc. 0.35% due 2/18/2009	4,349,281
	22,055,000	The Dow Chemical Company 3.00% due 2/2/2009	22,053,162
		Total U.S. Commercial Paper (Cost: $524,130,276)	524,130,276

		Total Investments - 99.33% (Cost: $5,876,753,286)	5,777,536,213

		Other Assets in Excess of Liabilities - 0.67%	38,718,340

		Net Assets - 100.00%	$5,816,254,553

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S. or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)	Security is deemed illiquid. At January 31, 2009, the value of these securities amounted to $52,201,334 or 0.90% of net assets.
(f)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2009, the value of these securities amounted to $44,806,137 or 0.77% of net assets.

(g)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $40,385,748 or 0.69% of net assets.
(h)	Inflation protected security.
(i)	Held through Financiere Bleue, LLC.
(j)	Defaulted security.
(k)	Participation certificate security - A type of investment with a combination of share and bond-like features. This security does not come with voting rights.

ADR - American Depository Receipt
NVDR - Non-Voting Depository Receipt
RNC - Represents Non-Voting Shares

See Notes to Schedule of Investments

Currencies
EUR - Euro
GBP - Pound sterling
SGD - Singapore dollar
TWD - Taiwan dollar
USD - United States dollar

Affiliated Securities

	Shares	Gross	Gross	Shares	Market Value	Realized	Dividend
	October 31, 2008	Additions	Reductions	January 31, 2009	January 31, 2009	Gain / (Loss)	Income
Chofu Seisakusho Company, Limited	2,022,800	—	—	2,022,800	$45,146,257	—	$290,742
Deceuninck	2,027,619	—	62,222	1,965,397	6,769,898	$(1,951,492)	—
Deutsche Wohnen AG	2,047,306	—	—	2,047,306	29,912,172	—	—
FINEL	3,593,581	—	—	3,593,581	—	—	—
Fuji Seal International, Inc.	1,954,500	—	284,100	1,670,400	24,004,969	(1,541,383)	—
Fursys Inc.	939,030	—	—	939,030	13,340,815	—	—
Gaumont SA	364,373	—	—	364,373	21,168,716	—	—
Gewiss S.p.A.	6,421,411	—	141,107	6,280,304	21,270,901	(419,122)	—
Hankuk Paper Manufacturing Company, Limited	494,900	—	—	494,900	8,752,943	—	—
Haw Par Corporation Limited	23,149,730	—	—	23,149,730	58,408,974	—	—
Icom Inc.	853,360	—	—	853,360	18,589,921	—	—
Japan Wool Textile Company, Limited	5,693,500	819,000	—	6,512,500	43,278,928	—	546,294
Laurent-Perrier	563,378	—	—	563,378	31,741,841	—	—
Maezawa Kasei Industries Company, Limited	2,068,330	—	—	2,068,330	20,375,934	—	—
Matsumoto Yushi-Seiyaku Company, Limited	1,058,246	—	—	1,058,246	17,316,432	—	—
Nissay Dowa General Insurance Company	20,785,230	—	—	20,785,230	112,215,023	—	—
Nitto Kohki Company, Limited	2,832,150	—	—	2,832,150	47,131,566	—	—
Pfeiffer Vacuum Technology AG	915,140	—	—	915,140	46,381,296	—	—
Robertet SA	236,140	—	—	236,140	22,980,671	—	—
Sansei Yusoki Company, Limited	1,223,670	—	—	1,223,670	6,238,558	—	—
Shimano Inc.	5,654,500	—	520,800	5,133,700	177,152,224	4,018,269	1,693,258
Shingakukai Company, Limited	1,444,600	—	20,500	1,424,100	4,137,475	(66,353)	—
Société Sucrière de Pithiviers-le Vieil	39,143	—	—	39,143	23,808,239	—	—
T. Hasegawa Company, Limited	3,452,591	—	—	3,452,591	44,005,306	—	—
Tasman Farms	5,750,000	—	—	5,750,000	3,265,079	—	—
Yomeishu Seizo Company, Limited	2,535,900	—	—	2,535,900	22,977,933	—	—
Total					$870,372,071	$39,919	$2,530,294

Restricted Securities

			Carrying Value
Security	Acquisition Date	Cost	Per Share/Principal
FINEL	7/14/1999	$9,152,131	$—
FINEL 9.50% due 6/30/2017	6/22/2005	9,649,600	0.64
FINEL 9.50% due 10/15/2017	10/11/2005	12,045,000	0.64
First NIS Regional Fund SICAV	11/22/1994	1,000,000	0.50
Fregaté	4/30/2004	23,235,900	32.01
Third Avenue Global Value Fund L.P.	6/30/1997	3,450,000	128.13

Foreign Forward Currency Contracts

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	January 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2009	January 31, 2009	January 31, 2009
6/17/2009	20,832,167,000	Japanese yen	$223,017,399	$232,539,496	—	$(9,522,097)
6/17/2009	35,687,957,000	Japanese yen	391,139,826	397,856,078	—	(6,716,252)
7/15/2009	598,746,000	Euro	796,172,871	765,256,765	$30,916,106	—
7/15/2009	51,980,000	Pound sterling	77,047,968	75,099,011	1,948,957	—
7/15/2009	26,981,000	Swiss franc	24,235,052	23,287,465	947,587	—
			$1,511,613,116	$1,494,038,815	$33,812,650	$(16,238,349)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Equities
Holding Companies	0.08%
Precious Metals	1.04
Total	1.12
International Equities
Consumer Discretionary	9.56
Consumer Staples	8.73
Energy	2.22
Financials	6.70
Health Care	7.65
Holding Companies	5.32
Industrials	17.18
Materials	3.95
Media	2.85
Paper and Forest Products	0.15
Precious Metals	2.73
Real Estate	1.73
Technology and Telecommunications	5.88
Transportation	2.22
Total	76.87
Commodity	9.22
International Bonds
Consumer Discretionary	0.08
Energy	0.02
Government Issues	1.36
Holding Companies	0.21
Industrials	0.03
Media	0.88
Paper and Forest Products	0.53
Total	3.11
Commercial Paper
U.S. Commercial Paper	9.01
Total Investments	99.33%

See Notes to Schedule of Investments

First Eagle U.S. Value Fund

SCHEDULE OF INVESTMENTS

Janaury 31, 2009

(Unaudited)

Number		Value
of Shares		(Note 1)
	Common and Preferred Stocks - 62.75%

	U.S. Common and Preferred Stocks- 57.96%

	Consumer Discretionary - 2.63%
416,540	International Speedway Corporation, Class ‘A’	$9,697,051
83,960	McDonald’s Corporation	4,871,359
89,907	Weyco Group, Inc.	2,587,523
70,000	Hampshire Group, Limited (a)(d)	220,500
600	St. John Knits International Inc. (a)(d)	3,306
		17,379,739
	Consumer Staples - 0.52%
168,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(c)(d)	3,437,420

	Energy - 7.67%
192,730	Apache Corporation	14,454,750
233,918	ConocoPhillips Company	11,118,123
473,010	Helmerich & Payne, Inc.	10,623,805
163,180	Murphy Oil Corporation	7,209,292
231,339	San Juan Basin Royalty Trust	4,631,407
42,171	SEACOR Holdings Inc. (a)	2,742,802
		50,780,179
	Financials - 3.98%
452,855	Willis Group Holdings Limited	11,212,690
536,700	American Express Company	8,978,991
126,570	Mercury General Corporation	4,903,322
78,360	Legg Mason, Inc.	1,258,462
		26,353,465
	Health Care - 3.59%
225,170	Johnson & Johnson	12,990,057
215,760	Wellpoint Inc. (a)	8,943,252
68,610	Dentsply International Inc.	1,846,295
		23,779,604
	Holding Companies - 3.11%
230	Berkshire Hathaway Inc., Class ‘A’ (a)	20,585,460

	Industrials - 11.38%
837,420	Cintas Corporation	19,051,305
265,580	3M Company	14,285,548
150,110	Alliant Techsystems (a)	12,130,389
1,079,510	UTI Worldwide, Inc.	11,831,430
1,239,695	Blount International, Inc. (a)	10,388,644
290,862	UniFirst Corporation	7,632,219
		75,319,535
	Materials - 0.48%
64,050	Vulcan Materials Company	3,167,913

	Media - 4.58%
704,595	Comcast Corporation-Special Class ‘A’	9,779,779
342,770	Ascent Media Group, LLC (a)	8,939,442
256,380	Omnicom Group Inc.	6,637,678
262,005	News Corporation, Class ‘A’	1,674,212
58,216	Liberty Entertainment (a)	1,068,264
336,742	Liberty Interactive (a)	1,057,370
102,830	CBS Corporation, Class ‘B’	588,188
33,410	Viacom Inc. (a)	492,798
14,554	Liberty Capital (a)	79,901
		30,317,632
	Paper and Forest Products - 3.53%
339,520	Rayonier Inc.	9,995,469
179,910	WeyerHaeuser Company	4,918,739
151,637	Plum Creek Timber Company, Inc.	4,665,870
95,350	Deltic Timber Corporation	3,773,000
		23,353,078
	Precious Metals — 2.35%
390,712	Newmont Mining Corporation Holding Company	15,542,523

See Notes to Schedule of Investments

	Real Estate - 0.01%
8,000	LandCo LLC (a)(b)(c)(d)	$27,840

	Retail — 6.87%
588,500	The Home Depot Inc.	12,670,405
237,034	Wal-Mart Stores, Inc.	11,169,042
375,870	Tiffany & Company	7,799,302
172,800	Costco Wholesale Corporation	7,781,184
369,986	Barnes & Noble, Inc.	6,075,170
		45,495,103
	Technology and Telecommunications - 5.71%
498,660	Linear Technology Corporation	11,678,617
638,125	Microsoft Corporation	10,911,937
657,694	Intel Corporation	8,484,253
364,335	Dell Inc. (a)	3,461,183
215,930	Cisco Systems Inc. (a)	3,232,472
150,000	Sanmina-SCI Corporation (a)	49,500
		37,817,962
	Utilities - 1.55%
201,750	IDACORP, Inc.	5,872,942
88,100	CalEnergy Capital Trust 6.5% Conv. Pfd. (d)	3,524,000
40,000	Hawaiian Electric Industries, Inc.	867,200
		10,264,142
	Total U.S. Common and Preferred Stocks (Cost: $458,619,009)	383,621,595

	International Common Stocks - 4.79%

	Canada — 0.94%
299,997	Franco-Nevada	6,183,376

	France — 3.03%
712,230	Sanofi-Aventis ADR	20,063,519

	United Kingdom — 0.82%
321,590	Amdocs Limited (a)	5,441,303

	Total International Common Stocks (Cost: $40,446,809)	31,688,198

	Total Common and Preferred Stocks (Cost: $499,065,818)	415,309,793

Ounces
	Commodity - 6.96%
49,619	Gold bullion (a) (Cost: $31,344,786)	46,051,009

Principal
Amount
	U.S. Notes and Bonds - 14.99%

	U.S. Treasury Notes - 5.36%
$31,614,765	U.S. Treasury Inflation Index Note 1.875% due 4/15/2011 (e)	31,476,482
4,007,672	U.S. Treasury Inflation Index Note 2.375% due 4/15/2011 (e)	4,031,469
		35,507,951
	U.S. Notes and Bonds - 9.63%
500,000	American Standard Companies Inc. 8.25% due 6/1/2009	502,853
814,345	Avis Budget Car Rental LLC 7.625% due 5/15/2014	256,519
600,000	Bausch & Lomb Inc. 7.125% due 8/1/2028 (d)(f)	276,000
8,000,000	Beazer Homes USA, Inc. 8.625% due 5/15/2011	4,400,000
18,300,000	Blount International Inc. 8.875% due 8/1/2012	17,568,000
1,000,000	Briggs & Stratton Corporation 8.875% due 3/15/2011	975,000
250,000	Elizabeth Arden Inc. 7.75% due 1/15/2014	181,250
1,075,000	GATX Corporation 8.875% due 6/1/2009	1,066,011
250,000	Jostens, Inc. 10.25% due 12/1/2013	221,250
6,862,000	Level 3 Financing, Inc. 9.25% due 11/1/2014	5,009,260
5,975,000	Mueller Water Products 7.375% due 6/1/2017	4,660,500
2,000,000	Pulte Homes, Inc. 6.25% due 2/15/2013	1,740,000
3,800,000	Sanmina-SCI Corporation 6.75% due 3/1/2013	1,881,000
2,000,000	Sanmina-SCI Corporation 8.125% due 3/1/2016	870,000
10,169,000	Sealy Mattress Company 8.25% due 6/15/2014	4,321,825
12,786,000	Sirius Satellite Radio Inc. 9.625% due 8/1/2013	2,876,850
5,000,000	Texas Industries, Inc. 7.25% due 7/15/2013	3,800,000
1,000,000	Texas Industries, Inc. 7.25% due 7/15/2013	760,000
14,966,000	Tronox Worldwide LLC 9.50% due 12/1/2012 (d)(f)	2,170,070
8,808,000	Valassis Communications, Inc 8.25% due 3/1/2015	2,268,060
5,424,000	Yankee Acquisition Corporation 8.50% due 2/15/2015	2,630,640
12,697,000	Yankee Acquisition Corporation 9.75% due 2/15/2017	5,269,255
		63,704,343

See Notes to Schedule of Investments

		Total U.S. Notes and Bonds (Cost: $145,686,959)	99,212,294

		International Bonds-1.44%

		Canada-1.44%
USD	3,520,000	Celestica Inc. 7.625% due 7/1/2013	3,044,800
USD	6,814,000	Celestica Inc. 7.875% due 7/1/2011	6,473,300
		Total International Bonds (Cost: $9,938,058)	9,518,100
		Total Notes and Bonds (Cost: $155,625,017)	108,730,394

		U.S. Commerical Paper - 12.96%

	$12,822,000	AT&T 0.15% due 2/3/2009	12,821,893
	12,851,000	CME Group Inc. 0.25% due 2/12/2009	12,850,018
	17,256,000	ConocoPhillips Company 0.27% due 2/9/2009	17,254,965
	9,836,000	ConocoPhillips Company 0.35% due 2/3/2009	9,835,809
	33,020,000	Nestlè Capital Corporation 0.10% due 2/2/2009	33,019,908
		Total U.S. Commercial Paper (Cost: $85,782,593)	85,782,593

		Total Investments - 99.10.% (Cost: $771,818,214)	655,873,789

		Other Assets in Excess of Liabilities - 0.90%	5,971,126

		Net Assets - 100.00%	$661,844,915

(a)	Non-income producing security/commodity.
(b)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2009, the value of these securities amounted to $27,840 or less than 0.004% of net assets.

(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $3,465,260 or 0.52% of net assets.
(d)	Security is deemed illiquid. At January 31, 2009, the value of these securities amounted to $7,489,066 or 1.13% of net assets.
(e)	Inflation protected security.
(f)	Defaulted security.

ADR - American Depository Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Equities
Consumer Discretionary	2.63%
Consumer Staples	0.52
Energy	7.67
Financials	3.98
Health Care Services	3.59
Holding Companies	3.11
Industrials	11.38
Materials	0.48
Media	4.58
Paper and Forest Products	3.53
Precious Metals	2.35
Real Estate	0.01
Retail	6.87
Technology and Telecommunications	5.71
Utilities	1.55
Total	57.96
International Equities
Health Care Services	3.03
Information Technology	0.82
Materials	0.94
Total	4.79
Commodity	6.96
Notes and Bonds
U.S. Notes and Bonds
Government Issues	5.36
Consumer Discretionary	2.96
Consumer Staples	0.03
Financials	0.16
Health Care Services	0.04
Industrials	3.47
Materials	1.02
Media	0.78
Technology and Telecommuniations	1.17
Total	14.99
International Bonds
Technology and Telecommunications	1.44

See Notes to Schedule of Investments

Commercial Paper
U.S. Commercial Paper	12.96
Total Investments	99.10%

See Notes to Schedule of Investments

Restricted Security

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
LandCo LLC	9/6/2006	$27,840	$3.48

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

Number		Value
of Shares		(Note 1)
	Common Stocks - 58.16%

	International Common Stocks - 48.23%
	Australia - 7.05%
1,875,270	Newcrest Mining Limited	$36,961,189
13,608,205	Lihir Gold Limited (a)	27,081,057
3,101,340	Kingsgate Consolidated Limited (a)	7,414,087
1,485,330	Independence Group NL	2,351,488
		73,807,821
	Canada - 22.31%
2,526,482	Kinross Gold Corporation	44,668,202
5,871,622	IAMGOLD Corporation	39,944,624
1,293,170	Goldcorp Inc.	38,239,037
837,794	Barrick Gold Corporation	31,408,897
4,474,350	Aurizon Mines Limited (a)	15,654,337
748,403	Franco-Nevada Corporation	15,425,678
1,416,209	Yamana Gold Inc.	11,400,784
2,507,244	Minefinders Corporation (a)	11,168,125
4,007,306	Dundee Precious Metals, Inc., Class ‘A’ (a)	6,004,062
2,537,361	New Gold Inc. (a)	5,342,894
98,763	Agnico-Eagle Mines Limited	5,239,098
1,787,980	Richmont Mines, Inc. (a)(b)	4,488,956
1,116,290	European Goldfields Limited (a)	2,847,794
1,500,000	Centamin Egypt Limited (a)	886,819
250,000	Anatolia Minerals Development Limited (a)(d)	388,743
1,090,750	Etruscan Resources Inc. (a)	362,185
		233,470,235
	Mexico - 1.51%
1,748,090	Industrias Peñoles, SAB de C.V.	15,745,809

	South Africa - 15.77%
1,316,860	Randgold Resources Limited ADR	58,547,596
4,522,444	Gold Fields Limited ADR	47,530,886
3,279,103	Harmony Gold Mining Company Limited ADR (a)	38,693,415
704,289	AngloGold Ashanti Limited ADR	20,206,051
		164,977,948
	United Kingdom - 1.59%
2,563,130	Fresnillo Plc	13,119,243
192,464	Anglo American Plc	3,518,075
		16,637,318
	Total International Common Stocks (Cost: $421,996,686)	504,639,131

	U.S. Common Stocks - 9.93%

	United States - 9.93%
1,221,101	Royal Gold, Inc.	58,710,536
1,136,987	Newmont Mining Corporation Holding Company	45,229,343
	Total U.S. Common Stocks (Cost: $71,572,692)	103,939,879

	Total Common Stocks (Cost: $493,569,378)	608,579,010

	Warrants -0.03%
650,000	Dundee Precious Metals, Inc. Warrants exp 11/20/2015 (a) (Cost: $0)	289,532

See Notes to Schedule of Investments

Ounces
Commodity - 28.81%
324,877	Gold bullion (a) (Cost: $140,331,567)	$301,518,782

Principal
Amount
		International Bond - 0.95%
		South Africa - 0.95%
USD	10,000,000	AngloGold Ashanti Limited 2.375% due 2/27/2009 (c) (Cost: $9,768,853)	9,957,500

Principal
Amount
		U.S. Commercial Paper - 11.76%
	$12,445,000	CME Group Inc. 0.25% due 2/12/2009	12,444,049
	30,000,000	ConocoPhillips Company 0.27% due 2/3/2009	29,999,550
	14,878,000	ConocoPhillips Company 0.27% due 2/9/2009	14,877,107
	14,189,000	ConocoPhillips Company 0.35% due 2/3/2009	14,188,724
	18,553,000	ConocoPhillips Company 0.38% due 2/4/2009	18,552,412
	25,000,000	Nestlè Capital Corporation 0.10% due 2/2/2009	24,999,931
	7,945,000	The Dow Chemical Company 3.00% due 2/2/2009	7,944,338
		Total U.S. Commercial Paper (Cost: $123,006,111)	123,006,111

		Total Investments - 99.71% (Cost: $766,675,909)	1,043,350,935

		Other Assets in Excess of Liabilities - 0.29%	3,050,824

		Net Assets - 100.00%	$1,046,401,759

(a)	Non-income producing security/commodity.
(b)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S. or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ADR - American Depository Receipt

Affiliated Security

	Shares October 31, 2008	Gross Additions	Gross Reductions	Shares January 31, 2009	Market Value January 31, 2009	Realized Gain/(Loss)	Dividend Income
Richmont Mines, Inc.	1,787,980	—	—	1,787,980	$4,488,956	$—	$—

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Equities
Mining and Precious Metals	48.23%
U.S. Equities
Mining and Precious Metals	9.93
Commodity	28.81
Warrant	0.03
International Bond
Mining and Precious Metals	0.95
U.S. Commercial Paper	11.76
Total Investments	99.71%

See Notes to Schedule of Investments

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

Number		Value
of Shares		(Note 1)
	Common and Preferred Stocks - 71.18%

	U.S. Common and Preferred Stocks - 67.80%

	Biotechnology - 3.60%
391,620	Amgen Inc. (a)(b)	$21,480,357
312,150	Facet Biotech Corporation (a)	1,897,872
		23,378,229
	Consumer Discretionary - 0.98%
290,190	The DIRECTV Group, Inc. (a)(b)	6,355,161

	Consumer Staples - 1.80%
601,890	Dean Foods Company (a)(b)	11,640,553

	Energy - 12.41%
1,310,290	Dresser-Rand Group Inc. (a)(b)	25,524,449
384,580	Devon Energy Corporation (b)	23,690,128
871,680	Teekay Corporation (b)	15,271,834
707,165	Atlas America Inc.	8,980,996
434,050	McMoRan Exploration Company (a)	2,903,794
190,830	Teekay Tankers Limited	2,238,436
135,200	Teekay Offshore Partners LP	1,877,928
		80,487,565
	Health Care Services - 4.30%
295,190	Edwards Lifesciences Corporation (a)(b)	16,970,473
272,200	Chemed Corporation	10,923,386
		27,893,859
	Industrials - 10.29%
451,890	General Dynamics Corporation (b)	25,635,720
325,600	Precision Castparts Corporation (b)	21,147,720
966,790	DynCorp International Inc. (a)	14,540,522
143,640	Rockwell Collins, Inc. (b)	5,412,355
		66,736,317
	Technology and Telecommunications- 10.77%
1,874,377	L-1 Identity Solutions, Inc. (a)(f)	13,589,233
637,800	Agilent Technologies Inc. (a)(b)	11,531,424
3,388,946	LSI Corporation (a)	10,776,848
1,070,650	Nvidia Corporation (a)(b)	8,511,668
258,808	DST Systems Inc. (a)	8,222,330
1,133,312	General Communication Inc. (a)	7,445,860
1,844,580	Atmel Corporation (a)	6,160,897
70,290	Leap Wireless International Inc. (a)	1,771,308
208,400	Global Crossing Limited (a)	1,279,576
91,150	Savvis Communications (a)	581,537
		69,870,681
	Materials - 16.51%
1,273,170	Crown Holdings Inc. (a)(b)	23,871,937
589,430	Ball Corporation (b)	22,598,746
344,530	Praxair, Inc. (b)	21,450,438
641,770	Valspar Corporation (b)	11,134,709
382,670	Eastman Chemical Company (b)	9,930,286
343,560	Eagle Materials Inc.	6,211,565
536,720	Celanese Corporation, Series ‘A’	5,716,068
365,200	Packaging Corporation of America (b)	5,185,840
135,200	Rockwood Holdings, Inc. (a)	1,015,352
		107,114,941
	Pharmaceuticals - 7.14%
1,306,450	Valeant Pharmaceuticals International (a)(b)	28,349,965
1,667,550	PDL BioPhama, Inc.	10,705,671
1,119,443	Enzon Pharmaceuticals, Inc. (a)	7,287,574
		46,343,210

	Total U.S. Common and Preferred Stocks (Cost: $586,897,575)	439,820,516

	International Common Stocks -3.38%

	Canada - 1.92%
1,031,832	MDS Inc. (a)	8,017,335
3,151,510	UTS Energy Corporation (a)	4,415,560
		12,432,895

See Notes to Schedule of Investments

	Singapore - 0.67%
522,800	Verigy Limited (a)	$4,344,468

	United Kingdom - 0.79%
117,154	Shire Plc ADR (b)	5,116,115
	Total International Common Stocks (Cost: $42,455,982)	21,893,478

	Total Common and Preferred Stocks (Cost: $629,353,557)	461,713,994

	Warrants - U.S. - 0.00%
1,470,588	Regen Biologics Inc. (a)(c)(d)(e) (Cost: $0)	—

Principal		Value
Amount		(Note 1)
	U.S. Bond - 0.17%
$1,800,000	L-1 Identity Solutions, Inc. 3.75% due 5/15/2027 (Cost: $929,593)	1,100,250

	U.S. Government Obligations - 27.50%
103,500,000	United States Treasury Bill 0.09% due 4/2/2009	103,474,022
75,000,000	United States Treasury Bill 0.26% due 7/2/2009	74,911,875
	Total U.S. Government Obligations (Cost: $178,430,183)	178,385,897

	Total Investment Portfolio Excluding Options Written (Cost: $808,713,333)	641,200,141

		Expiration	Value
Contracts		Date	(Note 1)
	Covered Call Options Written - (1.05%)
1,878	Agilent Technologies Inc. @ $17.5	Feb 2009	(265,737)
957	Agilent Technologies Inc. @ $20	Feb 2009	(34,452)
585	Amgen Inc. @ $55	Feb 2009	(92,430)
1,075	Amgen Inc. @ $60	Feb 2009	(24,725)
538	Ball Corporation @ $35	Feb 2009	(236,720)
1,010	Ball Corporation @ $40	Feb 2009	(111,100)
590	Ball Corporation @ $40	Mar 2009	(97,350)
366	Crown Holdings Inc. @ $15	Feb 2009	(144,570)
1,223	Crown Holdings Inc. @ $17.5	Feb 2009	(229,313)
608	Dean Foods Company @ $15	Feb 2009	(276,640)
587	Dean Foods Company @ $15	Mar 2009	(275,890)
193	Devon Energy Corporation @ $60	Mar 2009	(118,695)
193	Devon Energy Corporation @ $65	Mar 2009	(75,270)
237	Devon Energy Corporation @ $70	Feb 2009	(17,775)
20	Devon Energy Corporation @ $75	Feb 2009	(300)
97	The DIRECTV Group, Inc. @ $20	Feb 2009	(24,250)
122	The DIRECTV Group, Inc. @ $22.5	Feb 2009	(12,200)
286	The DIRECTV Group, Inc. @ $25	Feb 2009	(7,150)
1,288	Dresser-Rand Group Inc @ $15	Feb 2009	(598,920)
567	Dresser-Rand Group Inc @ $17.5	Feb 2009	(140,332)
180	Dresser-Rand Group Inc @ $20	Feb 2009	(17,100)
574	Eastman Chemical Company @ $30	Feb 2009	(8,610)
957	Eastman Chemical Company @ $30	Mar 2009	(47,850)
295	Edwards Lifesciences Corporation @ $55	Feb 2009	(120,950)
452	General Dynamics Corporation @ $55	Feb 2009	(149,160)
226	General Dynamics Corporation @ $55	Mar 2009	(94,920)
226	General Dynamics Corporation @ $60	Mar 2009	(38,420)
535	Nvidia Corporation @ $10	Mar 2009	(10,700)
560	Nvidia Corporation @ $7.5	Feb 2009	(42,000)
4,801	Nvidia Corporation @ $7.5	Mar 2009	(499,304)
259	Packaging Corporation of America @ $12.5	Feb 2009	(49,210)
1,275	Praxair, Inc. @ $60	Feb 2009	(503,625)
172	Praxair, Inc. @ $60	Mar 2009	(90,300)
527	Praxair, Inc. @ $65	Feb 2009	(65,875)
688	Praxair, Inc. @ $65	Mar 2009	(185,760)
776	Precision Castparts Corporation @ $60	Feb 2009	(488,880)
425	Precision Castparts Corporation @ $60	Mar 2009	(340,000)
967	Precision Castparts Corporation @ $65	Mar 2009	(483,500)
193	Rockwell Collins, Inc. @ $35	Feb 2009	(62,725)
268	Shire Plc ADR @ $45	Feb 2009	(32,160)
176	Shire Plc ADR @ $45	Mar 2009	(37,840)
222	Shire Plc ADR @ $47.5	Feb 2009	(9,990)
575	Teekay Corporation @ $17.5	Feb 2009	(84,812)
872	Teekay Corporation @ $20	Mar 2009	(128,184)
456	Teekay Corporation @ $22.5	Feb 2009	(9,120)
268	Valeant Pharmaceuticals International @ $17.5	Feb 2009	(115,240)
1,335	Valeant Pharmaceuticals International @ $22.5	Mar 2009	(156,863)
2,274	Valspar Corporation @ $17.5	Feb 2009	(176,235)
	Total Covered Call Options Written (Cost: $8,439,205)		(6,833,152)

	Total Investments - 97.80% (Cost: $800,274,128)		634,366,989

	Other Assets in Excess of Liabilities - 2.20%		14,302,383

	Net Assets - (100.00%)		$648,669,372

(a) Non-income producing security.

(b) At January 31, 2009 all or a portion of this security was segregated to cover collateral requirement for options.

(c) Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0% of net assets.

(d) Security is deemed illiquid.  At January 31, 2009, the value of these securities amounted to $0 or 0% of net assets.

(e) Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2009, the value of these securities amounted to $0 or 0% of net assets.

(f) All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

See Notes to Schedule of Investments

ADR - American Depository Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Equities
Biotechnology	3.60%
Consumer Discretionary	0.98
Consumer Staples	1.80
Energy	12.41
Health Care Services	4.30
Industrials	10.29
Technology and Telecommunications	10.77
Materials	16.51
Pharmaceuticals	7.14
Total	67.80
International Equities
Energy	0.68
Health Care Services	2.03
Information Technology	0.67
Total	3.38
U.S. Bonds
Technology & Telecommunications	0.17
U.S. Government Obligations
U.S. Treasury Bills	27.50
Covered Call Options Written	(1.05)
Total Investments	97.80%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified.  The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002).  First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002.  The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is a U.S. equity fund with a unique event-driven bias that seeks capital appreciation.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 pm E.S.T).

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at amortized cost, which is deemed to approximate value.

The 2 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars.  Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Global, Overseas adopted procedures under which movements in the prices for U.S. securities (beyond-specific thresholds) occurring after the close of the foreign market may require fair valuation of securities traded on that foreign market.  The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 – Fair Value Measurements that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The Funds used the valuation technique market approach for the three months ended January 31, 2009.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009:

	Level 1	Level 2	Level 3	Total Fair Market Value
Assets
Investments in securities:
First Eagle Global Fund	$12,757,085,517	$1,876,469,900	$17,955,778	$14,651,511,195
First Eagle Overseas Fund	4,491,978,228	708,935,877	40,385,748	5,241,299,853
First Eagle U.S. Value Fund	408,096,727	201,698,213	27,840	609,822,780
First Eagle Gold Fund	608,868,542	132,963,611	—	741,832,153
First Eagle Fund of America	461,713,994	179,486,147	—	641,200,141
Investments in derivatives *:
First Eagle Global Fund	83,406,409	—	—	83,406,409
First Eagle Overseas Fund	33,812,650	—	—	33,812,650
Investments in other financial instruments **:
First Eagle Global Fund	1,159,198,639	—	—	1,159,198,639
First Eagle Overseas Fund	536,236,360	—	—	536,236,360
First Eagle U.S. Value Fund	46,051,009	—	—	46,051,009
First Eagle Gold Fund	301,518,782	—	—	301,518,782

Liabilities
Investments in derivatives *:
First Eagle Global Fund	32,383,148	—	—	32,383,148
First Eagle Overseas Fund	16,238,349	—	—	16,238,349
First Eagle Fund of America	6,833,152	—	—	6,833,152

* Includes foreign forward currency contracts valued at net unrealized appreciation (depreciation) on the instrument and covered call options.

** Includes gold bullion.

Fair Value Level 3 activity for the three months ended January 31, 2009 was as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund
Assets:
Investments in securities:
Beginning Balance - Market value	$18,855,171	$18,793,916	$27,840
Purchases (Sales)	(328,500)	15,000,000	—
Transfers In (Out) - Level 3	—	—	—
Gains (Losses) - Realized and Unrealized	(570,893)	6,591,832	—
Ending Balance - Market value	$17,955,778	$40,385,748	$27,840

Options

For the three months ended January 31, 2009, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium
Options outstanding at October 31, 2008	22,342	$7,422,821
Options written	56,632	13,611,020
Options assigned	(700)	(200,716)
Options expired/closed	(45,320)	(12,393,920)
Options outstanding at January 31, 2009	32,954	$8,439,205

As of January 31, 2009, portfolio securities valued at $97,650,153 were segregated to cover collateral requirements for written options.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: March 30, 2009

\s\ John P. Arnhold
John P. Arnhold, President		Date: March 30, 2009